Provisions, Continuing operations and Discontinued operation (Details) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($) Property	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Provisions [Abstract]
Provisions, beginning balances	$ 92.8	$ 32.1
Continuing operations [Abstract]
Acquisitions	0.7	69.2
Additional provision in the period	76.1	152.5
Released	(33.4)	(12.7)
Utilization of provision	(58.6)	(145.0)
Unwinding of discount	1.1
Effects of movements in exchange rates	(0.3)	(3.3)
Discontinued operation [Abstract]
Additional provision in the period		3.0
Reclassification of current assets classified as held for sale		(3.0)
Provisions, ending balances	78.4	92.8
Current provisions			$ 29.3	$ 57.4
Non-current provisions			49.1	35.4
Provisions	78.4	32.1	78.4	92.8
Onerous Leases and Dilapidations [Member]
Provisions [Abstract]
Provisions, beginning balances	35.1	16.3
Continuing operations [Abstract]
Acquisitions	0.0	11.3
Additional provision in the period	19.2	17.7
Released	(7.4)	(3.9)
Utilization of provision	(13.9)	(5.6)
Unwinding of discount	1.1
Effects of movements in exchange rates	0.1	(0.7)
Discontinued operation [Abstract]
Additional provision in the period		2.8
Reclassification of current assets classified as held for sale		(2.8)
Provisions, ending balances	34.2	35.1
Current provisions			9.5	11.2
Non-current provisions			24.7	23.9
Provisions	34.2	$ 16.3	34.2	35.1
Onerous leases and dilapidations provisions [Abstract]
Term of onerous lease and dilapidations provision relates is expected to be fully utilized		8 years
Increase in provisions		$ 29.0
Onerous Leases and Dilapidations [Member] | North America [Member]
Onerous leases and dilapidations provisions [Abstract]
Number of properties released | Property		2
Restructuring [Member]
Provisions [Abstract]
Provisions, beginning balances	50.7	$ 12.1
Continuing operations [Abstract]
Acquisitions	0.0	21.4
Additional provision in the period	49.4	133.4
Released	(19.8)	(3.7)
Utilization of provision	(43.5)	(110.0)
Unwinding of discount	0.0
Effects of movements in exchange rates	(0.4)	(2.5)
Discontinued operation [Abstract]
Additional provision in the period		0.2
Reclassification of current assets classified as held for sale		(0.2)
Provisions, ending balances	36.4	50.7
Current provisions			12.0	39.2
Non-current provisions			24.4	11.5
Provisions	36.4	12.1	36.4	50.7
Legal [Member]
Provisions [Abstract]
Provisions, beginning balances	7.0	3.2
Continuing operations [Abstract]
Acquisitions	0.0	36.5
Additional provision in the period	5.4	1.4
Released	(6.2)	(4.7)
Utilization of provision	(0.5)	(29.3)
Unwinding of discount	0.0
Effects of movements in exchange rates	0.0	(0.1)
Discontinued operation [Abstract]
Additional provision in the period		0.0
Reclassification of current assets classified as held for sale		0.0
Provisions, ending balances	5.7	7.0
Current provisions			5.7	7.0
Non-current provisions			0.0	0.0
Provisions	7.0	3.2	5.7	7.0
Other [Member]
Provisions [Abstract]
Provisions, beginning balances	0.0	0.5
Continuing operations [Abstract]
Acquisitions	0.7	0.0
Additional provision in the period	2.1	0.0
Released	0.0	(0.4)
Utilization of provision	(0.7)	(0.1)
Unwinding of discount	0.0
Effects of movements in exchange rates	0.0	0.0
Discontinued operation [Abstract]
Additional provision in the period		0.0
Reclassification of current assets classified as held for sale		0.0
Provisions, ending balances	2.1	0.0
Current provisions			2.1	0.0
Non-current provisions			0.0	0.0
Provisions	2.1	$ 0.5	$ 2.1	$ 0.0
Other provisions [Abstract]
Interest on uncertain tax provisions	$ 2.1